Inventories, net - Allowance for Obsolescence (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Activity in the allowance for obsolescence
Balance at beginning of year	€ (473.2)	€ (494.3)
Additions for the year	(180.7)	(192.4)	€ (221.5)
Effect of changes in exchange rates	(6.1)	0.8
Utilization of the reserve	242.0	212.7
Balance at end of year	€ (418.0)	€ (473.2)	€ (494.3)